Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	May 22, 2025 USD ($) shares $ / shares	Mar. 24, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves equity awards granted to the NEOs on or before the grant date. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

As shown in the table below, in 2025, we awarded stock options to the NEOs during the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on
Form 8-K disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (1)

Peter Beetham, Ph.D.	March 24, 2025	250,500	2.20	457,666	0.00% (2)
Rory Riggs	May 22, 2025	39,301	2.77	89,935	22.13% (3)
Greg Gocal, Ph.D.	March 24, 2025	119,500	2.20	218,401	0.00% (2)
Jason Stokes, Esq.	March 24, 2025	56,500	2.20	103,149	0.00% (2)
_________________________________________
(1) For completeness, all required Form 8-K filings during the covered periods have been assumed to include material non-public information.
(2) On March 27, 2025, we filed an amended Form 8-K reporting Dr. Beetham’s new annual base salary following his appointment as Interim CEO.
(3) As a non-employee director (following his resignation as Chief Executive Officer in February 2025), Mr. Riggs received the standard annual stock option grant to non-employee directors on the date of our 2025 Annual Meeting of Stockholders on May 22, 2025. We filed Forms 8-K on each of 5/23/2025 and 5/27/2025. The percentage change reflected in the table above represents the change in the closing market price of our Class A Common Stock from the trading day ending immediately prior to 5/27/2025 and the trading day beginning immediately following 5/27/2025. The percentage change in the closing market price of our Class A Common Stock from the trading day ending immediately prior to 5/23/2025 and the trading day beginning immediately following 5/23/2025 was 2.89%.

Award Timing Method
The Compensation Committee approves equity awards granted to the NEOs on or before the grant date. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (1)

Peter Beetham, Ph.D.	March 24, 2025	250,500	2.20	457,666	0.00% (2)
Rory Riggs	May 22, 2025	39,301	2.77	89,935	22.13% (3)
Greg Gocal, Ph.D.	March 24, 2025	119,500	2.20	218,401	0.00% (2)
Jason Stokes, Esq.	March 24, 2025	56,500	2.20	103,149	0.00% (2)
_________________________________________
(1) For completeness, all required Form 8-K filings during the covered periods have been assumed to include material non-public information.
(2) On March 27, 2025, we filed an amended Form 8-K reporting Dr. Beetham’s new annual base salary following his appointment as Interim CEO.
(3) As a non-employee director (following his resignation as Chief Executive Officer in February 2025), Mr. Riggs received the standard annual stock option grant to non-employee directors on the date of our 2025 Annual Meeting of Stockholders on May 22, 2025. We filed Forms 8-K on each of 5/23/2025 and 5/27/2025. The percentage change reflected in the table above represents the change in the closing market price of our Class A Common Stock from the trading day ending immediately prior to 5/27/2025 and the trading day beginning immediately following 5/27/2025. The percentage change in the closing market price of our Class A Common Stock from the trading day ending immediately prior to 5/23/2025 and the trading day beginning immediately following 5/23/2025 was 2.89%.

Peter Beetham [Member]
Awards Close in Time to MNPI Disclosures
Name			Peter Beetham, Ph.D.
Underlying Securities | shares			250,500
Exercise Price | $ / shares			$ 2.20
Fair Value as of Grant Date | $			$ 457,666
Underlying Security Market Price Change			0.0000
Rory Riggs [Member]
Awards Close in Time to MNPI Disclosures
Name		Rory Riggs
Underlying Securities | shares		39,301
Exercise Price | $ / shares		$ 2.77
Fair Value as of Grant Date | $		$ 89,935
Underlying Security Market Price Change		0.2213
Greg Gocal, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name			Greg Gocal, Ph.D.
Underlying Securities | shares			119,500
Exercise Price | $ / shares			$ 2.20
Fair Value as of Grant Date | $			$ 218,401
Underlying Security Market Price Change			0.0000
Jason Stokes, Esq. [Member]
Awards Close in Time to MNPI Disclosures
Name			Jason Stokes, Esq.
Underlying Securities | shares			56,500
Exercise Price | $ / shares			$ 2.20
Fair Value as of Grant Date | $			$ 103,149
Underlying Security Market Price Change			0.0000